Summary of Reconciliation of Financial Position (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discounted interest rate	10.00%		10.00%
Asset retirement obligation	$ 8,431,633		$ 8,431,633		$ 8,993,108		$ 9,355,422
Risk free interest rate					1.49%	0.93%
Accretion of asset retirement obligation	141,923	$ (22,954)	(82,905)	$ (45,827)
Sharebased compensation expenses		124,391	84,721	161,291
Gain loss on debt settlement	(46)	(73,560)	71,236	(145,665)
Depletion expenses	$ 82,324	$ 124,612	148,873	233,713	$ 415,686
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Oil and gas properties					181,888
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligation					$ 4,566,130	$ 5,344,798
Accretion of asset retirement obligation				157,211
Sharebased compensation expenses			$ 1,177,099
Gain loss on debt settlement				79,341
Depletion expenses				$ 98,140